Leases - Summary of Maturity of Lease Liabilities on Undiscounted Cash Flow Basis and Reconciliation (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Jan. 01, 2020
Leases [Abstract]
For remainder of 2020	$ 2,591
2021	5,022
2022	3,291
2023	3,138
2024	2,858
Thereafter	724
Total lease payments	17,624
Less: interest	(1,234)
Present value of lease liabilities	16,390	$ 18,400
Operating lease liabilities, current	4,640
Operating lease liabilities, noncurrent	11,750
Total operating lease liabilities	$ 16,390	$ 18,400